Summary of Performance Stock Units Activity (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	1.7
Granted	1.6
Vested	(0.6)
Forfeited	(0.4)
Unvested the end of the year	2.3
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	0.0
Granted	0.1
Vested		[1]
Forfeited		[1]
Unvested the end of the year	0.1
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	1.7
Granted	1.5
Vested	(0.6)
Forfeited	(0.4)
Unvested the end of the year	2.2

[1]	*) Represents an amount lower than 0.1